Goodwill and intangible assets - Summary of Amortization Expense Related to Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 772,100	$ 4,200	$ 1,549,800	$ 8,200